Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Total for the Principal Executive Officer (“PEO”) (1)	Compensation Actually Paid to the PEO (1)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (“NEO”s) (2)	Average Compensation Actually Paid to Non-PEO NEOs (2)	Value of Initial Fixed $100 Investment Based On: Total Shareholder Return	Net Income (in $M)
2025	$2,224,959	$2,224,959	$1,274,036	$945,717	79	$32,152
2024	$1,345,577	$1,407,158	$895,083	$930,233	140	$26,536
2023	$1,182,762	$1,258,722	$674,478	$743,230	123	$14,495

Named Executive Officers, Footnote [Text Block]

(1)	The totals reflected align with the data reported in the Summary Compensation Table as shown on page 11. Scott M. Quist was the PEO for reach of the respective years in the table. The Non-PEO NEO column represents the Company’s NEOs for each respective year. The employees included in Non-PEO NEOs for each year were Garrett S. Sill, Andrew Quist, Adam G. Quist and Jason Overbaugh.
(2)	Compensation actually paid (“CAP”) has been calculated in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned, realized or received by the company NEOs. The amounts reflect the totals from the Summary Compensation Table on page 11 with certain adjustments as described below. The calculation of CAP requires adjustments made to the PEO and Non-PEO NEOs to determine fair value are noted in the table below.

Summary Compensation Table (“SCT”) Total	[1]	$ 2,224,959	$ 1,345,577	$ 1,182,762
Compensation Actually Paid	[1]	2,224,959	1,407,158	1,258,722
Non-PEO NEO Average Total Compensation Amount	[2]	1,274,036	895,083	674,478
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 945,717	930,233	743,230
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	2025		2024		2023
Compensation Actually Paid Component	PEO	Non-PEO	PEO	Non-PEO	PEO	Non-PEO
Summary Compensation Table (“SCT”) Total	$2,224,959	$1,274,036	$1,345,577	$895,083	1,182,762	$674,478
Deduction: SCT Option Award Amount	(0)	(431,882)	(203,814)	(209,770)	(104,545)	(116,163)
Addition: Fair value, at the end of the year, of equity awards granted during the year that remain unvested at year-end	-	103,563	-	-	39,650	60,600
Addition: Change in fair value, during the year, of unvested equity awards at the beginning of the year that vested during the year	0	0	265,395	244,920	140,855	124,315
Compensation Actually Paid	$2,224,959	$945,717	$1,407,158	$930,233	$1,258,722	$743,230

Total Shareholder Return Amount		$ 79	140	123
Net Income (Loss) Attributable to Parent		$ 32,152,000,000	$ 26,536,000,000	$ 14,495,000,000
PEO Name		Scott M. Quist	Scott M. Quist	Scott M. Quist
Additional 402(v) Disclosure
(2)	Compensation actually paid (“CAP”) has been calculated in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned, realized or received by the company NEOs. The amounts reflect the totals from the Summary Compensation Table on page 11 with certain adjustments as described below. The calculation of CAP requires adjustments made to the PEO and Non-PEO NEOs to determine fair value are noted in the table below.

PEO [Member]
Pay vs Performance Disclosure [Table]
Summary Compensation Table (“SCT”) Total		$ 2,224,959	$ 1,345,577	$ 1,182,762
Compensation Actually Paid		2,224,959	1,407,158	1,258,722
PEO [Member] | SCT Option Award Amount [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(0)	(203,814)	(104,545)
PEO [Member] | Fair value, at the end of the year, of equity awards granted during the year that remain unvested at year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				39,650
PEO [Member] | Change in fair value, during the year, of unvested equity awards at the beginning of the year that vested during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	265,395	140,855
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Summary Compensation Table (“SCT”) Total		1,274,036	895,083	674,478
Compensation Actually Paid		945,717	930,233	743,230
Non-PEO NEO [Member] | SCT Option Award Amount [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(431,882)	(209,770)	(116,163)
Non-PEO NEO [Member] | Fair value, at the end of the year, of equity awards granted during the year that remain unvested at year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		103,563		60,600
Non-PEO NEO [Member] | Change in fair value, during the year, of unvested equity awards at the beginning of the year that vested during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0	$ 244,920	$ 124,315

[1]	The totals reflected align with the data reported in the Summary Compensation Table as shown on page 11. Scott M. Quist was the PEO for reach of the respective years in the table. The Non-PEO NEO column represents the Company’s NEOs for each respective year. The employees included in Non-PEO NEOs for each year were Garrett S. Sill, Andrew Quist, Adam G. Quist and Jason Overbaugh.
[2]	Compensation actually paid (“CAP”) has been calculated in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned, realized or received by the company NEOs. The amounts reflect the totals from the Summary Compensation Table on page 11 with certain adjustments as described below. The calculation of CAP requires adjustments made to the PEO and Non-PEO NEOs to determine fair value are noted in the table below.